Equity (Details Narrative) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
L T I Program 2022 [Member]
IfrsStatementLineItems [Line Items]
Shares granted	3
L T I Program 2021 [Member]
IfrsStatementLineItems [Line Items]
Shares granted		8